RELATED PARTY TRANSACTIONS (Detail) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
KORE TM Data Brasil Processamento de Dados Ltda. | Lease And Professional Services Agreement
Related Party Transaction [Line Items]
Aggregated related party transactions		$ 0.3	$ 0.2
BMP, Inc. | Purchase And Deliver Telecommunication Equipment
Related Party Transaction [Line Items]
Percentage of gross amount of each cost incurred		0.07
BMP Brasil | Hardware And Services
Related Party Transaction [Line Items]
Aggregated related party transactions	$ 2.3